PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS	6 Months Ended
Jun. 30, 2023
Disclosure of employee benefits [Abstract]
PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
NOTE 19 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
19.1 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2023.

	At June 30, 2023	At December 31, 2022
	Discount rate	Discount rate
Switzerland	1.80%	2.05%
U.S.
Hourly pension	4.95% - 5.00%	5.00% - 5.05%
Salaried pension	4.95%	5.05%
OPEB	4.95% - 5.00%	5.00% - 5.05%
Other benefits	4.90% - 4.95%	4.95% - 5.00%
France
Retirements	3.70%	3.80%
Other benefits	3.75%	3.80%
Germany	3.70%	3.75%
19.2 Amounts recognized in the Interim Statement of Financial Position

	At June 30, 2023			At December 31, 2022
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	619	—	619	614	—	614
Fair value of plan assets	(475)	—	(475)	(461)	—	(461)
Deficit of funded plans	144	—	144	153	—	153
Present value of unfunded obligation	99	150	249	96	154	250
Net liability / (asset) arising from defined benefit obligation	243	150	393	249	154	403

19.3 Amounts recognized in the Interim Income Statement

	Three months ended June 30,
	2023			2022
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(3)	(2)	(5)	(6)	(2)	(8)
Net interest	(3)	(1)	(4)	(1)	(1)	(2)
Immediate recognition of gains arising over the year	—	—	—	—	3	3
Administration expenses	—	—	—	(1)	—	(1)
Total	(6)	(3)	(9)	(8)	—	(8)

	Six months ended June 30,
	2023			2022
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(7)	(3)	(10)	(11)	(4)	(15)
Net interest	(5)	(3)	(8)	(2)	(3)	(5)
Immediate recognition of gains arising over the year	—	—	—	—	5	5
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(13)	(6)	(19)	(14)	(2)	(16)
19.4 Movement in net defined benefit obligations

	Six months ended June 30, 2023
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2023	710	154	864	(461)	403
Included in the Consolidated Income Statement
Current service cost	7	3	10	—	10
Interest cost / (income)	13	3	16	(8)	8
Immediate recognition of gains arising over the year	—	—	—	—	—
Administration expenses	—	—	—	1	1
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(16)	(16)
—changes in financial assumptions	12	1	13	—	13
—changes in demographic assumptions	—	—	—	—	—
—experience losses	—	—	—	—	—
Effects of changes in foreign exchange rates	(3)	(3)	(6)	3	(3)
Included in the Consolidated Statement of Cash Flows
Benefits paid	(20)	(8)	(28)	26	(2)
Contributions by the Group	—	—	—	(17)	(17)
Contributions by the plan participants	2	1	3	(3)	—
Reclassification as liabilities of disposal group classified as held for sale	(3)	(1)	(4)	—	(4)
At June 30, 2023	718	150	868	(475)	393
19.5 Net defined benefit obligations by country

	At June 30, 2023			At December 31, 2022
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	122	(6)	116	117	(6)	111
Germany	94	(1)	93	100	(1)	99
Switzerland	260	(245)	15	249	(236)	13
United States	392	(223)	169	398	(218)	180
Total	868	(475)	393	864	(461)	403